Partnership Equity and Incentive Program (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Distributions Accrued in Accordance with Declaration to Partnership's Partners

Distributions accrued in accordance with declaration to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	$9,002,269	$1,879,208	$2,541,232	$—	$—	$2,215,043	$27,954,667
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935

Summary of Weighted-Average Units Outstanding

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	13,467,223	4,523,145	2	8,050	—	2,684,900	20,019,054
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	14,495,018
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	3,944,455

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Summary of Distributions Accrued in Accordance with Declaration to Partnership's Partners

Distributions accrued in accordance with declaration to the Partnership’s partners are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	$9,002,269	$1,879,208	$2,541,232	$—	$—	$2,215,043	$27,954,667
2011	$6,733,720	$2,894,457	$7,040,689	$—	$—	$2,215,044	$23,162,935
2010	$13,594,547	$2,894,457	$12,683,113	$—	$5,342,466	$3,792,881	$6,092,935

Summary of Weighted-Average Units Outstanding

Weighted-average Units outstanding are summarized as follows for the years ended December 31:

	Class A	Class B	Class C	Class D	Class E	Class F	Class G
2012	13,467,223	4,523,145	2	8,050	—	2,684,900	20,019,054
2011	13,467,223	4,523,145	2	8,050	—	2,684,900	14,495,018
2010	13,467,223	4,523,145	2	7,386	5,342,489	4,597,432	3,944,455